DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial assets and liabilities
Transfers into out of Level 1 assets and liabilities	$ 0
Transfers into out of level 2 assets and liabilities	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Financial assets, at fair value	88,116,189	$ 62,367,852
Financial liabilities, at fair value	130,829	445,278
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	88,116,189	62,367,852
Financial liabilities, at fair value	130,829	445,278
Other current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	130,829	445,278
Other current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	130,829	445,278
Other financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	669,527	469,019
Other financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	669,527	469,019
Other non-current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	87,446,662	61,898,833
Other non-current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 87,446,662	$ 61,898,833